Segmental analysis (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of operating segments [abstract]
Schedule of main activities, revenue, operating profit and capital investment by operating segments	The following table describes the main activities for each reportable operating segment:

UK Electricity Transmission
The high-voltage electricity transmission networks in England and Wales. This includes our Accelerated Strategic Transmission Investment projects to connect more clean, low-carbon power to the transmission network in England and Wales.

UK Electricity Distribution	The electricity distribution networks of NGED in the East Midlands, West Midlands and South West of England and South Wales.
New England	Electricity distribution networks, high-voltage electricity transmission networks and gas distribution networks in New England.
New York	Electricity distribution networks, high-voltage electricity transmission networks and gas distribution networks in New York.
National Grid Ventures
Comprises our electricity interconnectors in the UK, our electricity generation business in the US, all commercial operations in LNG at Providence, Rhode Island in the US and the Isle of Grain in the UK, and our investment in NG Renewables, our renewables business in the US. While NGV operates outside our regulated core business, the electricity interconnectors in the UK are subject to indirect regulation by Ofgem regarding the level of returns they can earn. The Group sold its interest in NG Renewables on 29 May 2025 and in Grain LNG on 28 November 2025 (see note 10).

	2026			2025			2024
	Total sales £m	Sales between segments £m	Sales to third parties £m	Total sales £m	Sales between segments £m	Sales to third parties £m	Total sales £m	Sales between segments £m	Sales to third parties £m
Operating segments – continuing operations:
UK Electricity Transmission	2,898	(87)	2,811	2,619	(135)	2,484	2,735	(40)	2,695
UK Electricity Distribution	1,937	—	1,937	2,424	(3)	2,421	1,795	(5)	1,790
UK Electricity System Operator	—	—	—	1,029	(17)	1,012	3,788	(35)	3,753
New England	4,174	—	4,174	4,306	—	4,306	3,948	—	3,948
New York	7,618	—	7,618	6,689	—	6,689	6,094	—	6,094
National Grid Ventures	1,098	(41)	1,057	1,397	(47)	1,350	1,389	(57)	1,332
Other	97	(7)	90	122	(6)	116	244	(6)	238
Total revenue from continuing operations	17,822	(135)	17,687	18,586	(208)	18,378	19,993	(143)	19,850

Split by geographical areas – continuing operations:
UK			5,472			6,707			9,063
US			12,215			11,671			10,787
Total revenue from continuing operations			17,687			18,378			19,850
A reconciliation of the operating segments’ measure of profit to profit before tax from continuing operations is provided below. Further details of the exceptional items and remeasurements are provided in note 5.

	Total operating profit/(loss) before exceptional items and remeasurements			Exceptional items and remeasurements (see note 5)			Total operating profit/(loss) after exceptional items and remeasurements
	2026	2025	2024	2026	2025	2024	2026	2025	2024
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Operating segments – continuing operations:
UK Electricity Transmission	1,605	1,277	1,677	—	—	(3)	1,605	1,277	1,674
UK Electricity Distribution	1,122	1,610	993	—	(12)	(18)	1,122	1,598	975
UK Electricity System Operator	—	(364)	880	—	151	(498)	—	(213)	382
New England	960	982	643	(13)	26	(2)	947	1,008	641
New York	1,172	1,023	860	12	246	(498)	1,184	1,269	362
National Grid Ventures	327	380	469	388	(375)	89	715	5	558
Other	(142)	(143)	(60)	—	133	(57)	(142)	(10)	(117)
Total Group	5,044	4,765	5,462	387	169	(987)	5,431	4,934	4,475

Split by geographical area – continuing operations:
UK	2,948	2,775	3,923	484	257	(487)	3,432	3,032	3,436
US	2,096	1,990	1,539	(97)	(88)	(500)	1,999	1,902	1,039
Total Group	5,044	4,765	5,462	387	169	(987)	5,431	4,934	4,475

	Profit/(loss) before tax before exceptional items and remeasurements			Exceptional items and remeasurements (see note 5)			Profit/(loss) before tax after exceptional items and remeasurements
	2026	2025	2024	2026	2025	2024	2026	2025	2024
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Reconciliation to profit before tax:
Operating profit from continuing operations	5,044	4,765	5,462	387	169	(987)	5,431	4,934	4,475
Share of post-tax results of joint ventures and associates	76	75	101	—	(2)	(64)	76	73	37
Finance income	378	449	244	2	1	4	380	450	248
Finance costs	(1,649)	(1,810)	(1,723)	(56)	3	11	(1,705)	(1,807)	(1,712)
Total Group	3,849	3,479	4,084	333	171	(1,036)	4,182	3,650	3,048
The following items are included in the total operating profit by segment:

Depreciation, amortisation and impairment[1]	2026	2025	2024
	£m	£m	£m
Operating segments:
UK Electricity Transmission	(550)	(540)	(521)
UK Electricity Distribution	(271)	(249)	(223)
UK Electricity System Operator	—	—	(61)
New England	(493)	(469)	(420)
New York	(769)	(731)	(658)
National Grid Ventures	(151)	(173)	(166)
Other	(13)	(13)	(12)
Total	(2,247)	(2,175)	(2,061)

Asset type:
Property, plant and equipment	(1,929)	(1,878)	(1,769)
Non-current intangible assets	(318)	(297)	(292)
Total	(2,247)	(2,175)	(2,061)
1.Depreciation, amortisation and impairment relates to property, plant and equipment and other intangible assets. The charge is stated net of depreciation and amortisation capitalised.

	2026	2025	2024
	£m	£m	£m
Operating segments:
UK Electricity Transmission	4,372	2,999	1,912
UK Electricity Distribution	1,617	1,426	1,247
UK Electricity System Operator	—	—	85
New England	2,043	1,751	1,673
New York	3,428	3,289	2,654
National Grid Ventures	109	378	662
Other	7	4	2
Total	11,576	9,847	8,235

Asset type:
Property, plant and equipment	9,924	8,894	7,124
Non-current intangible assets	693	478	481
Equity investments in joint ventures and associates	27	116	332
Capital expenditure prepayments	932	359	298
Total	11,576	9,847	8,235

Schedule of geographical analysis of non-current assets

	2026	2025	2024
	£m	£m	£m
Split by geographical area:
UK	47,551	42,623	40,065
US	49,273	46,131	44,270
	96,824	88,754	84,335

Reconciliation to total non-current assets:
Pension assets	2,507	2,489	2,407
Financial and other investments	842	798	880
Derivative financial assets	623	369	324
Non-current assets	100,796	92,410	87,946
The trade receivables balance, accrued income balance and provisions balance split by geography are as follows:

	As at 31 March 2026			As at 31 March 2025
	UK	US	Total	UK	US	Total
	£m	£m	£m	£m	£m	£m
Trade receivables	194	2,897	3,091	265	2,785	3,050
Accrued income	289	593	882	513	570	1,083
Provision for impairment of receivables and accrued income	(5)	(598)	(603)	(3)	(575)	(578)
	478	2,892	3,370	775	2,780	3,555